Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 2
Prospectus Date	rr_ProspectusDate	Sep. 29, 2023
PGIM Jennison Small-Cap Core Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: PGIM JENNISON SMALL-CAP CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to outperform the Russell 2000 Index.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal market conditions, at least 80% of its investable assets in equity and equity-related securities of small-cap companies. The Fund primarily invests in small-cap equity and equity-related securities that the subadviser believes are relatively undervalued and have potential for stronger earnings growth. The term “investable assets” in this Prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.The subadviser currently considers small-cap companies to be those with a market capitalization less than the largest market capitalization of the Russell 2000 Index (“Index”) at the time of investment. The market capitalization within the Index will vary, but as of July 31, 2023, the median market capitalization was approximately $984 million and the largest company by market capitalization was approximately $17.3 billion. Market capitalization is measured at the time of initial purchase so that a company whose capitalization no longer meets this definition after purchase of its securities by the Fund continues to be considered small for purposes of complying with the Fund's 80% investment policy. The subadviser may change the kind of companies it considers small-cap to reflect industry norms. The Fund is not sponsored by or affiliated with FTSE Russell.In pursuing the Fund’s objective, the subadviser uses a bottom-up, fundamental research designed to capitalize on inefficiencies in small-cap asset classes. All opportunities are assessed within the context of the overall portfolio, with the subadviser making buy decisions on companies it views as having both attractive valuations and solid potential earnings or revenue growth. The portfolio management team does not distinguish between value and growth when considering holdings; however, the end result is a portfolio containing both. The portfolio management team focuses on business evaluation by means of original fundamental research and meetings with company managements. The goal is to identify companies with a majority of the following criteria: strong competitive position, quality management team, demonstrated growth in sales and earnings, balance sheet flexibility and strength, and strong earnings growth prospects.In addition to common stocks, the Fund may invest in other equity-related securities, including preferred securities, structured notes, and convertible securities—like bonds, corporate notes and preferred stocks—that it can convert to a company's common stock, the cash value of common stock, or some other equity security. The Fund may participate in the initial public offering (“IPO”) market.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for Class R6 shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pgim.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class R6 Shares)1
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:Worst Quarter:36.15%2ndQuarter 2020-31.07%1stQuarter 2020[1] The Fund's total return from January 1, 2023, toJune 30, 2023was7.54%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12-31-22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PGIM Jennison Small-Cap Core Equity Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
PGIM Jennison Small-Cap Core Equity Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PGIM Jennison Small-Cap Core Equity Fund | Blend Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Blend Style Risk. The Fund's blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund's portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund's portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security's intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.
PGIM Jennison Small-Cap Core Equity Fund | Economic And Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
PGIM Jennison Small-Cap Core Equity Fund | Equity And Equity Related Securities Risks [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity and Equity-Related Securities Risk. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
PGIM Jennison Small-Cap Core Equity Fund | Fund Of Funds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fund of Funds Risk. The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
PGIM Jennison Small-Cap Core Equity Fund | Increase In Expenses Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
PGIM Jennison Small-Cap Core Equity Fund | Initial Public Offerings Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Initial Public Offerings Risk. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.
PGIM Jennison Small-Cap Core Equity Fund | Large Shareholder And Large Scale Redemption Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
PGIM Jennison Small-Cap Core Equity Fund | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. Actively managed funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadvisers' judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
PGIM Jennison Small-Cap Core Equity Fund | Market Disruption And Geopolitical Risks [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.COVID-19 and the related governmental and public responses have had, and future public health epidemics may have an impact on the Fund’s investments and net asset value, and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics mayresult in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.
PGIM Jennison Small-Cap Core Equity Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
PGIM Jennison Small-Cap Core Equity Fund | Small Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small Company Risk. Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies.
PGIM Jennison Small-Cap Core Equity Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.25%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%	[1]
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	367
5 Years	rr_ExpenseExampleYear05	657
10 Years	rr_ExpenseExampleYear10	1,485
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	367
5 Years	rr_ExpenseExampleNoRedemptionYear05	657
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,485
2017	rr_AnnualReturn2017	19.29%
2018	rr_AnnualReturn2018	(12.27%)
2019	rr_AnnualReturn2019	25.61%
2020	rr_AnnualReturn2020	38.85%
2021	rr_AnnualReturn2021	22.37%
2022	rr_AnnualReturn2022	(24.06%)
Year to Date Return, Label	rr_YearToDateReturnLabel	1 The Fund's total return from January 1, 2023, to
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.07%)
One Year	rr_AverageAnnualReturnYear01	(24.06%)
Five Years	rr_AverageAnnualReturnYear05	7.29%
SinceInception	rr_AverageAnnualReturnSinceInception	9.42%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2016
PGIM Jennison Small-Cap Core Equity Fund | Return After Taxes on Distributions | R6
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(24.15%)
Five Years	rr_AverageAnnualReturnYear05	5.13%
SinceInception	rr_AverageAnnualReturnSinceInception	7.49%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2016
PGIM Jennison Small-Cap Core Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | R6
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.18%)
Five Years	rr_AverageAnnualReturnYear05	5.36%
SinceInception	rr_AverageAnnualReturnSinceInception	7.15%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2016
PGIM Jennison Small-Cap Core Equity Fund | Russell 2000 Index
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(20.44%)
Five Years	rr_AverageAnnualReturnYear05	4.13%
SinceInception	rr_AverageAnnualReturnSinceInception	6.21%	[2]

[1]	PGIM Investments LLC (“PGIM Investments”) has contractually agreed, through November 30, 2024, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.95% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2024 without the prior approval of the Fund’s Board of Trustees.
[2]	Since Inception returns for the Index are measured from the month-end closest to the Fund’s inception date.